Premises and equipment (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and equipment disclosures
Estimated useful lives for leasehold and bank building improvements	10 years 0 months 0 days	10 years 0 months 0 days	5 years 0 months 0 days
Buildings and improvements	2,429	4,060
Land	501	872
Leasehold improvements	2,174	2,241
Software	5,324	4,614
Equipment	3,160	3,188
Premises and equipment	13,588	14,975
Accumulated depreciation	(7,970)	(7,782)
Total premises and equipment, net	5,618	7,193
Depreciation and impairment
Depreciation	1,229	1,078	1,115
Impairment	17	87	16
Decrease in depreciation expense		64
Decrease in depreciation expense, after tax		56
Bank
Premises and equipment disclosures
Estimated useful lives for leasehold and bank building improvements	10 years 0 months 0 days	10 years 0 months 0 days	5 years 0 months 0 days
Buildings and improvements	2,210	3,849
Land	476	847
Leasehold improvements	2,159	2,225
Software	5,323	4,607
Equipment	3,080	3,095
Premises and equipment	13,248	14,623
Accumulated depreciation	(7,832)	(7,633)
Total premises and equipment, net	5,416	6,990
Depreciation and impairment
Depreciation	1,218	1,067	1,101
Impairment	17	84	16
Decrease in depreciation expense		57
Decrease in depreciation expense, after tax		50